PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
Voya Russell™ Large Cap
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: 99.0%
Communication Services: 10.5%
121,288
Alphabet, Inc. - Class A
$ 18,755,976
2 .2
100,132  Alphabet, Inc. - Class
C
15,643,622
1 .9
148,124
AT&T, Inc.
4,188,947
0 .5
77,374  Comcast Corp. - Class
A
2,855,101
0 .3
45,212  Meta Platforms, Inc.
- Class A
26,058,388
3 .1
8,829
(1)
Netflix, Inc.
8,233,308
1 .0
3,032
(1)
Spotify Technology SA
1,667,691
0 .2
9,718
T-Mobile US, Inc.
2,591,888
0 .3
86,953  Verizon
Communications, Inc.
3,944,188
0 .5
37,469
Walt Disney Co.
3,698,190
0 .5
87,637,299
10 .5
Consumer Discretionary: 10.5%
8,831
(1)
Airbnb, Inc. - Class A
1,054,951
0 .1
193,680
(1)
Amazon.com, Inc.
36,849,557
4 .4
348
(1)
AutoZone, Inc.
1,326,847
0 .2
683
Booking Holdings, Inc.
3,146,520
0 .4
28,182
(1)
Chipotle Mexican Grill,
Inc.
1,415,018
0 .2
7,291
(1)
DoorDash, Inc. - Class
A
1,332,576
0 .2
80,989
Ford Motor Co.
812,320
0 .1
20,412
General Motors Co.
959,976
0 .1
20,467
Home Depot, Inc.
7,500,951
0 .9
11,658
Lowe's Cos., Inc.
2,718,995
0 .3
2,396
(1)
Lululemon Athletica,
Inc.
678,212
0 .1
4,671  Marriott International,
Inc. - Class A
1,112,632
0 .1
14,868
McDonald's Corp.
4,644,317
0 .5
24,391
NIKE, Inc. - Class B
1,548,341
0 .2
1,193
(1)
O'Reilly Automotive,
Inc.
1,709,068
0 .2
23,378
Starbucks Corp.
2,293,148
0 .3
9,545
Target Corp.
996,116
0 .1
57,349
(1)
Tesla, Inc.
14,862,567
1 .8
23,380
TJX Cos., Inc.
2,847,684
0 .3
87,809,796
10 .5
Consumer Staples: 5.9%
34,990
Altria Group, Inc.
2,100,100
0 .3
80,102
Coca-Cola Co.
5,736,905
0 .7
16,766
Colgate-Palmolive Co.
1,570,974
0 .2
3,246  Constellation Brands,
Inc. - Class A
595,706
0 .1
9,148  Costco Wholesale
Corp.
8,651,995
1 .0
4,755  Estee Lauder Cos.,
Inc. - Class A
313,830
0.0
24,617
Keurig Dr Pepper, Inc.
842,394
0 .1
6,836
Kimberly-Clark Corp.
972,216
0 .1
18,332
Kraft Heinz Co.
557,843
0 .1
27,629  Mondelez International,
Inc. - Class A
1,874,628
0 .2
14,575
(1)
Monster Beverage
Corp.
852,929
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
28,368
PepsiCo, Inc.
$ 4,253,498
0 .5
32,076  Philip Morris
International, Inc.
5,091,423
0 .6
48,688
Procter & Gamble Co.
8,297,409
1 .0
89,557
Walmart, Inc.
7,862,209
0 .9
49,574,059
5 .9
Energy: 3.0%
33,774
Chevron Corp.
5,650,052
0 .7
26,701
ConocoPhillips
2,804,139
0 .3
11,557
EOG Resources, Inc.
1,482,070
0 .2
90,729
Exxon Mobil Corp.
10,790,400
1 .3
6,628  Marathon Petroleum
Corp.
965,633
0 .1
14,042  Occidental Petroleum
Corp.
693,113
0 .1
8,515
Phillips 66
1,051,432
0 .1
29,122
Schlumberger NV
1,217,300
0 .1
6,511
Valero Energy Corp.
859,908
0 .1
25,514,047
3 .0
Financials: 11.7%
11,433
American Express Co.
3,076,049
0 .4
12,863  American International
Group, Inc.
1,118,309
0 .1
4,050
Aon PLC - Class A
1,616,314
0 .2
10,763  Apollo Global
Management, Inc.
1,473,885
0 .2
137,398
Bank of America Corp.
5,733,619
0 .7
37,769
(1)
Berkshire Hathaway,
Inc. - Class B
20,115,014
2 .4
3,046
Blackrock, Inc.
2,882,978
0 .3
14,887
Blackstone, Inc.
2,080,905
0 .3
7,810  Capital One Financial
Corp.
1,400,333
0 .2
34,185
Charles Schwab Corp.
2,676,002
0 .3
8,348
Chubb Ltd.
2,521,013
0 .3
39,049
Citigroup, Inc.
2,772,088
0 .3
7,416
CME Group, Inc.
1,967,391
0 .2
11,684
(1)
Fiserv, Inc.
2,580,178
0 .3
6,225  Goldman Sachs
Group, Inc.
3,400,655
0 .4
11,723  Intercontinental
Exchange, Inc.
2,022,217
0 .2
57,971  JPMorgan Chase &
Co.
14,220,286
1 .7
13,894
KKR & Co., Inc.
1,606,285
0 .2
10,173  Marsh & McLennan
Cos., Inc.
2,482,517
0 .3
11,940
MetLife, Inc.
958,663
0 .1
3,260
Moody's Corp.
1,518,149
0 .2
23,663
Morgan Stanley
2,760,762
0 .3
8,192  PNC Financial
Services Group, Inc.
1,439,908
0 .2
12,061
Progressive Corp.
3,413,384
0 .4
6,457
S&P Global, Inc.
3,280,802
0 .4
4,664
Travelers Cos., Inc.
1,233,441
0 .2
27,534
Truist Financial Corp.
1,133,024
0 .1
32,166
US Bancorp
1,358,049
0 .2

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Russell™ Large Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
67,909
Wells Fargo & Co.
$ 4,875,187
0 .6
97,717,407
11 .7
Health Care: 11.5%
35,690
Abbott Laboratories
4,734,278
0 .6
36,557
AbbVie, Inc.
7,659,423
0 .9
11,065
Amgen, Inc.
3,447,301
0 .4
5,964  Becton Dickinson and
Co.
1,366,114
0 .2
30,306
(1)
Boston Scientific Corp.
3,057,269
0 .4
41,851  Bristol-Myers Squibb
Co.
2,552,492
0 .3
5,551
Cigna Group
1,826,279
0 .2
26,025
CVS Health Corp.
1,763,194
0 .2
13,319
Danaher Corp.
2,730,395
0 .3
12,069
(1)
Edwards Lifesciences
Corp.
874,761
0 .1
4,798
Elevance Health, Inc.
2,086,938
0 .2
16,519
Eli Lilly & Co.
13,643,207
1 .6
25,751
Gilead Sciences, Inc.
2,885,400
0 .3
3,819
HCA Healthcare, Inc.
1,319,655
0 .2
7,289
(1)
Intuitive Surgical, Inc.
3,610,023
0 .4
49,776
Johnson & Johnson
8,254,852
1 .0
2,619
McKesson Corp.
1,762,561
0 .2
26,486
Medtronic PLC
2,380,032
0 .3
52,322
Merck & Co., Inc.
4,696,423
0 .6
6,665
(1)
Moderna, Inc.
188,953
0.0
116,985
Pfizer, Inc.
2,964,400
0 .4
2,156  Regeneron
Pharmaceuticals, Inc.
1,367,400
0 .2
7,466
Stryker Corp.
2,779,218
0 .3
7,880  Thermo Fisher
Scientific, Inc.
3,921,088
0 .5
18,976  UnitedHealth Group,
Inc.
9,938,680
1 .2
5,335
(1)
Vertex
Pharmaceuticals, Inc.
2,586,515
0 .3
9,317
Zoetis, Inc.
1,534,044
0 .2
95,930,895
11 .5
Industrials: 7.1%
11,220
3M Co.
1,647,769
0 .2
8,481  Automatic Data
Processing, Inc.
2,591,200
0 .3
15,436
(1)
Boeing Co.
2,632,610
0 .3
17,306
Carrier Global Corp.
1,097,200
0 .1
9,960
Caterpillar, Inc.
3,284,808
0 .4
7,133
Cintas Corp.
1,466,046
0 .2
17,992
(1)
Copart, Inc.
1,018,167
0 .1
39,763
CSX Corp.
1,170,225
0 .1
5,142
Deere & Co.
2,413,398
0 .3
8,142
Eaton Corp. PLC
2,213,240
0 .3
11,788
Emerson Electric Co.
1,292,436
0 .2
4,571
FedEx Corp.
1,114,318
0 .1
5,621
GE Vernova, Inc.
1,715,979
0 .2
5,633  General Dynamics
Corp.
1,535,443
0 .2
22,208
General Electric Co.
4,444,931
0 .5
13,446  Honeywell
International, Inc.
2,847,191
0 .4
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
6,038
Illinois Tool Works, Inc.
$ 1,497,484
0 .2
13,606  Johnson Controls
International PLC
1,089,977
0 .1
4,352
Lockheed Martin Corp.
1,944,082
0 .2
4,662
Norfolk Southern Corp.
1,104,195
0 .1
2,817  Northrop Grumman
Corp.
1,442,332
0 .2
10,610
PACCAR, Inc.
1,033,096
0 .1
2,639
Parker-Hannifin Corp.
1,604,116
0 .2
27,437  Raytheon Technologies
Corp.
3,634,305
0 .4
4,233
Republic Services, Inc.
1,025,063
0 .1
4,671  Trane Technologies
PLC
1,573,753
0 .2
1,123
TransDigm Group, Inc.
1,553,435
0 .2
41,938
(1)
Uber Technologies,
Inc.
3,055,603
0 .4
12,588
Union Pacific Corp.
2,973,789
0 .4
15,041  United Parcel Service,
Inc. - Class B
1,654,360
0 .2
8,273  Waste Management,
Inc.
1,915,282
0 .2
59,585,833
7 .1
Information Technology: 34.9%
12,947  Accenture PLC - Class
A
4,039,982
0 .5
8,981
(1)
Adobe, Inc.
3,444,483
0 .4
33,216
(1)
Advanced Micro
Devices, Inc.
3,412,612
0 .4
24,369  Amphenol Corp.
- Class A
1,598,363
0 .2
10,223
Analog Devices, Inc.
2,061,672
0 .2
304,034
Apple, Inc.
67,535,072
8 .1
16,791
Applied Materials, Inc.
2,436,710
0 .3
21,257
(1)
Arista Networks, Inc.
1,646,992
0 .2
3,333
(1)
Atlassian Corp. - Class
A
707,296
0 .1
4,444
(1)
Autodesk, Inc.
1,163,439
0 .1
94,903
Broadcom, Inc.
15,889,609
1 .9
5,623
(1)
Cadence Design
Systems, Inc.
1,430,098
0 .2
82,358
Cisco Systems, Inc.
5,082,312
0 .6
4,747
(1)
Crowdstrike Holdings,
Inc. - Class A
1,673,697
0 .2
5,683  Dell Technologies, Inc.
- Class C
518,005
0 .1
13,018
(1)
Fortinet, Inc.
1,253,113
0 .1
89,435
Intel Corp.
2,031,069
0 .2
18,929  International Business
Machines Corp.
4,706,885
0 .6
5,634
Intuit, Inc.
3,459,220
0 .4
2,743
KLA Corp.
1,864,691
0 .2
26,522
Lam Research Corp.
1,928,149
0 .2
17,677  Marvell Technology,
Inc.
1,088,373
0 .1
16,826  Mastercard, Inc.
- Class A
9,222,667
1 .1
22,745  Micron Technology,
Inc.
1,976,313
0 .2

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Russell™ Large Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
153,458
Microsoft Corp.
$ 57,606,599
6 .9
3,400  Motorola Solutions,
Inc.
1,488,554
0 .2
482,887
NVIDIA Corp.
52,335,293
6 .3
32,981
Oracle Corp.
4,611,074
0 .5
13,349
(1)
Palo Alto Networks,
Inc.
2,277,873
0 .3
20,688
(1)
PayPal Holdings, Inc.
1,349,892
0 .2
23,042
Qualcomm, Inc.
3,539,482
0 .4
2,203  Roper Technologies,
Inc.
1,298,845
0 .2
19,068
Salesforce, Inc.
5,117,088
0 .6
4,237
(1)
ServiceNow, Inc.
3,373,245
0 .4
6,441
(1)
Snowflake, Inc. - Class
A
941,417
0 .1
3,181
(1)
Synopsys, Inc.
1,364,172
0 .2
18,781
Texas Instruments, Inc.
3,374,946
0 .4
35,597
Visa, Inc. - Class A
12,475,325
1 .5
4,366
(1)
Workday, Inc. - Class A
1,019,592
0 .1
292,344,219
34 .9
Materials: 1.5%
4,579  Air Products and
Chemicals, Inc.
1,350,439
0 .2
14,172
CRH PLC US
1,246,711
0 .1
5,150
Ecolab, Inc.
1,305,628
0 .2
29,525  Freeport-McMoRan,
Inc.
1,117,816
0 .1
9,914
Linde PLC US
4,616,355
0 .6
23,509
Newmont Corp.
1,135,015
0 .1
4,838
Sherwin-Williams Co.
1,689,381
0 .2
1,811
Southern Copper Corp.
169,256
0.0
12,630,601
1 .5
Real Estate: 1.0%
9,632
American Tower Corp.
2,095,923
0 .2
1,989
Equinix, Inc.
1,621,731
0 .2
19,065
Prologis, Inc.
2,131,277
0 .3
3,262
Public Storage
976,284
0 .1
12,714
Welltower, Inc.
1,947,912
0 .2
8,773,127
1 .0
Utilities: 1.4%
10,991  American Electric
Power Co., Inc.
1,200,987
0 .1
6,496  Constellation Energy
Corp.
1,309,789
0 .2
17,286
Dominion Energy, Inc.
969,226
0 .1
15,919
Duke Energy Corp.
1,941,640
0 .2
42,427
NextEra Energy, Inc.
3,007,650
0 .4
13,068
Sempra Energy
932,532
0 .1
22,594
Southern Co.
2,077,518
0 .3
11,439,342
1 .4
Total Common Stock
(Cost $164,271,802)
828,956,625
99 .0
Shares Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS: 0.8%
48,786  iShares Russell Top
200 ETF
$ 6,703,684
0 .8
Total Exchange-Traded
Funds
(Cost $6,883,130)
6,703,684
0 .8
Total Long-Term
Investments
(Cost $171,154,932)
835,660,309
99 .8
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: 0.2%
Mutual Funds: 0.2%
1,507,000
(2)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.270%
(Cost $1,507,000) $ 1,507,000 0 .2
Total Short-Term
Investments
(Cost $1,507,000)
1,507,000
0 .2
Total Investments in
Securities
(Cost $172,661,932) $ 837,167,309 100 .0
Assets in Excess of
Other Liabilities 47,957 0.0
Net Assets $ 837,215,266 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of March 31, 2025.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Russell™ Large Cap
Index Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Common Stock* $ 828,956,625 $ — $ — $ 828,956,625
Exchange-Traded Funds 6,703,684 — — 6,703,684
Short-Term Investments 1,507,000 — — 1,507,000
Total Investments, at fair value $ 837,167,309 $ — $ — $ 837,167,309
Liabilities Table
Other Financial Instruments+
Futures $ (10,839) $ — $ — $ (10,839)
Total Liabilities $ (10,839) $ — $ — $ (10,839)
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2025, the following futures contracts were outstanding for Voya Russell™ Large Cap Index Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
S&P 500 E-Mini 8 06/20/25 $ 2,261,300 $ (10,839)
$ 2,261,300 $ (10,839)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 667,597,548
Gross Unrealized Depreciation (3,092,171)
Net Unrealized Appreciation $ 664,505,377